Operations (Details)	12 Months Ended
Dec. 31, 2013
Operations (Details) [Line Items]
Written Notice Period for Redemption	5 days
Payment Period for Redemption of Units	10 days
October 22, 2013 Reduction [Member] | Managing Owner [Member] | Managing Owner Fees [Member] | Annual Rate [Member] | Capital Unit, Class A [Member]
Operations (Details) [Line Items]
Brokerage Fee	0.50%
October 22, 2013 Reduction [Member] | Managing Owner [Member] | Managing Owner Fees [Member] | Annual Rate [Member] | Capital Unit, Class B [Member]
Operations (Details) [Line Items]
Brokerage Fee	0.50%
Managing Owner [Member] | Clearing, NFA and Exchange Fees [Member] | Annual Rate [Member] | Capital Unit, Class A [Member]
Operations (Details) [Line Items]
Brokerage Fee	1.57%
Managing Owner [Member] | Clearing, NFA and Exchange Fees [Member] | Annual Rate [Member] | Capital Unit, Class B [Member]
Operations (Details) [Line Items]
Brokerage Fee	1.57%
Managing Owner [Member] | Clearing, NFA and Exchange Fees [Member] | Capital Unit, Class A [Member]
Operations (Details) [Line Items]
Brokerage Fee as a Percentage of Net Assets	0.92%
Managing Owner [Member] | Clearing, NFA and Exchange Fees [Member] | Capital Unit, Class B [Member]
Operations (Details) [Line Items]
Brokerage Fee as a Percentage of Net Assets	0.92%
Managing Owner [Member] | Managing Owner Fees [Member] | Annual Rate [Member] | Capital Unit, Class A [Member]
Operations (Details) [Line Items]
Brokerage Fee	0.75%
Managing Owner [Member] | Managing Owner Fees [Member] | Annual Rate [Member] | Capital Unit, Class B [Member]
Operations (Details) [Line Items]
Brokerage Fee	0.75%
Annual Rate [Member] | Capital Unit, Class A [Member]
Operations (Details) [Line Items]
Brokerage Fee	4.67%
Annual Rate [Member] | Capital Unit, Class B [Member]
Operations (Details) [Line Items]
Brokerage Fee	2.67%
Monthly Rate [Member] | Capital Unit, Class A [Member]
Operations (Details) [Line Items]
Brokerage Fee	0.38916%
Monthly Rate [Member] | Capital Unit, Class B [Member]
Operations (Details) [Line Items]
Brokerage Fee	0.225%